Document and Entity Information	Oct. 12, 2026
Document and Entity Information [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802665
Document Type	8-K/A
Document Period End Date	Oct. 12, 2026
Entity File Number	001-39450
Entity Registrant Name	HARMONY BIOSCIENCES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2279923
Entity Address, Address Line One	630 W. Germantown Pike
Entity Address, Adress Line Two	Suite 215
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	484
Local Phone Number	539-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	HRMY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false